Lease	6 Months Ended
May 31, 2023
Lease
Lease

6. Lease

On December 1, 2015, the Company entered into a new lease agreement for the premises that it currently operates from, as well the adjoining property, which is owned by the same landlord, for a 5-year term with a 5-year renewal option. On June 21, 2020, the Company entered into a lease surrender agreement and vacated one of its premises on June 30, 2020. On August 20, 2020, The Company extended its lease for the premises that it currently operates from, for one year, commencing December 1, 2020, with an option to continue on a month-to-month basis after November 30, 2021.This operating lease was capitalized under ASC Topic 842 effective on the August 20, 2020 date of extension.

The gross amounts of assets and liabilities related to operating leases were as follows:

	May 31, 2023	November 30, 2022

Assets:
Operating lease right-of-use asset	$75,204	$151,471

Liabilities:
Current:
Operating lease liability	$84,466	$165,441

Total lease liability	$84,466	$165,441

For the three months ended May 31, 2023, lease payments of $87,293 were paid in relation to the operating lease liability.

Lease terms and discount rates are as follows:

May 31, 2023

Remaining lease term (months)	6
Estimated incremental borrowing rate	11.4%

The approximate future minimum lease payments for the operating lease as at May 31, 2023 were as follows:

May 31, 2023
Lease payments for remainder of year	$87,293
Less imputed interest	2,827
Present value of lease liabilities	$84,466